Warrant derivative liability - Investor Warrants (Details) - $ / shares	Apr. 05, 2017	Nov. 15, 2017	Nov. 13, 2017
Warrant derivative liability
Class of warrant or right, outstanding		896,739
Private Placement | Investor
Warrant derivative liability
Exercise price		$ 1.00	$ 0.80
Securities Purchase Agreement
Warrant derivative liability
Number of shares issued	434,783
Warrants to purchase	326,087
Exercise price	$ 2.75
Warrants issued percentage	75.00%